UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	08/31/2014

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
August 31, 2014 (Unaudited)

Common Stocks--95.5%	Shares		Value ($)
Brazil--13.3%
Banco Santander Brasil, ADS	351,350		2,413,775
BM&FBovespa	776,700		4,684,141
Brasil Insurance Participacoes e Administracao	662,100		2,363,270
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	667,180		6,298,179
Cia Hering	396,500		4,957,800
EDP - Energias do Brasil	1,226,500		6,191,401
Fibria Celulose, ADR	394,550	a	4,087,538
Gerdau, ADR	1,033,660		5,984,891
Grupo BTG Pactual	326,300		5,480,849
Itau Unibanco Holding, ADR	398,332		7,169,976
JBS	1,059,000		4,787,617
Magnesita Refratarios	2,599,500		4,470,885
Oi, ADR	4,325,420		2,898,031
Petroleo Brasileiro, ADR	1,672,051		32,722,038
Telefonica Brasil, ADR	296,220		6,339,108
Vale, ADR	619,720		7,219,738
			108,069,237
Chile--.7%
Cencosud	273,750		821,119
ENTEL Chile	389,324		4,508,584
			5,329,703
China--18.3%
Air China, Cl. H	5,834,000		3,613,293
Anhui Conch Cement, Cl. H	3,311,000		11,962,245
Baoxin Auto Group	2,004,500		1,487,200
Beijing Capital International Airport, Cl. H	10,626,000		8,308,793
China Communications Services, Cl. H	13,780,000		6,649,918
China Construction Bank, Cl. H	25,605,399		19,030,471
China Life Insurance, Cl. H	2,850,000		8,182,205
China Machinery Engineering, Cl. H	3,909,000		2,264,683
China Railway Group, Cl. H	9,193,000		4,756,605

China ZhengTong Auto Services Holdings	4,013,500		2,143,972
CNOOC	6,533,000		13,133,353
Dongfang Electric, Cl. H	3,642,400		6,081,594
Guangzhou Automobile Group, Cl. H	4,065,603		4,228,200
Industrial & Commercial Bank of China, Cl. H	23,218,590		15,399,069
Lianhua Supermarket Holdings, Cl. H	10,346,000	a	6,007,316
Parkson Retail Group	32,869,000		10,857,303
PICC Property & Casualty, Cl. H	3,046,680		5,055,491
Ping An Insurance Group Company of China, Cl. H	518,000		4,217,495
Shanghai Pharmaceuticals Holding, Cl. H	507,700		1,041,597
Weichai Power, Cl. H	1,367,000		5,538,519
Weiqiao Textile, Cl. H	1,174,600		595,632
West China Cement	17,736,000		1,899,456
Wumart Stores, Cl. H	6,813,000		6,505,274
			148,959,684
Greece--.3%
National Bank of Greece	632,520	a	2,169,181
Hong Kong--6.7%
China Mobile	707,500		8,800,330
China Mobile, ADR	67,910		4,229,435
China Resources Power Holdings	2,097,000		6,345,075
COSCO Pacific	7,659,078		10,732,523
Global Bio-Chem Technology Group	33,916,980	a	1,312,907
iShares FTSE A50 China Index ETF	5,011,000		5,967,901
NWS Holdings	2,545,188		4,807,911
Shanghai Industrial Holdings	3,649,000		12,171,102
			54,367,184
Hungary--1.6%
OTP Bank	416,294		7,191,858
Richter Gedeon	359,890		5,787,914
			12,979,772
India--11.4%
Bank of India	1,063,080		4,860,596
Bharat Heavy Electricals	1,352,109		5,365,726
Hindustan Petroleum	545,740		4,064,076
ICICI Bank	198,829		5,101,137
IDFC	837,173		1,969,989
India Cements	6,130,202		11,145,111

Jubilant Life Sciences	95,487		263,266
NMDC	2,532,656		7,076,662
Oriental Bank of Commerce	480,323		2,069,948
Power Grid Corporation of India	2,620,041		5,404,625
Punjab National Bank	326,303		5,098,619
Reliance Industries	977,710		16,053,202
Rolta India	2,676,356		4,602,468
Sesa Sterlite	1,045,600		4,775,676
South Indian Bank	1,694,651		774,993
State Bank of India	236,100		9,448,222
Steel Authority of India	3,458,040		4,618,888
			92,693,204
Indonesia--.1%
Aneka Tambang Persero	7,396,500		755,616
Malaysia--.7%
CIMB Group Holdings	2,527,871		5,918,683
Mexico--1.7%
Alpek	1,754,740		3,539,874
America Movil, ADR, Ser. L	105,190		2,578,207
Consorcio ARA	4,679,900	a	2,136,540
Controladora Vuela Compania de Aviacion, ADR	612,875		5,393,300
			13,647,921
Poland--1.4%
Asseco Poland	141,101		1,863,461
Powszechna Kasa Oszczednosci Bank Polski	782,216		9,341,314
			11,204,775
Qatar--.5%
Commercial Bank of Qatar	230,420		4,309,459
Russia--4.9%
Gazprom, ADR	2,138,271		15,288,638
JKX Oil & Gas	1,322,961	a	991,079
Lukoil, ADR	50,230		2,800,323
Mobile Telesystems	611,260	a	4,641,640
Moscow Exchange	395,060		675,825
Rosneft, GDR	1,089,790		6,654,258
Sberbank of Russia, ADR	1,126,450	a	9,180,568
			40,232,331
South Africa--.8%

Barclays Africa Group	358,576		5,600,055
Murray & Roberts Holdings	251,625	a	622,560
Truworths International	58,180		405,821
			6,628,436
South Korea--21.0%
Hite Jinro	308,725		7,033,431
Hyundai Mobis	20,719		6,007,580
Hyundai Motor	72,640		16,692,263
KB Financial Group	518,170		21,233,753
Korea Electric Power	366,495		15,253,305
Korean Reinsurance	97,546		1,135,207
KT	37,370		1,289,955
KT, ADR	284,650		4,867,515
LG Chem	19,038		5,060,152
LG Electronics	130,083		9,698,974
Lotte Shopping	19,463		6,372,815
Mirae Asset Securities	98,499		4,706,619
NongShim	22,715		5,645,426
POSCO	25,490		8,396,528
POSCO, ADR	18,330		1,517,724
Samsung Electronics	22,384		27,241,832
Shinhan Financial Group	226,480		11,726,614
Shinsegae	45,401		10,432,894
Tongyang Life Insurance	623,275		7,007,579
			171,320,166
Taiwan--8.5%
Advanced Semiconductor Engineering	3,713,840		4,628,244
Compal Electronics	7,613,000		6,774,922
CTBC Financial Holding	5,915,960		4,304,783
First Financial Holding	7,204,940		4,459,323
Hon Hai Precision Industry	4,204,277		14,346,909
Nan Ya Printed Circuit Board	2,722,020	a	5,054,185
Radiant Opto-Electronics	1,612,570		6,959,453
Shin Kong Financial Holding	14,467,620		4,719,202
Simplo Technology	537,000		3,018,217
Taiwan Semiconductor Manufacturing	2,171,638		9,008,987
United Microelectronics	12,494,845		5,705,981
			68,980,206

Thailand--2.4%
Bangkok Bank	1,791,160	11,496,174
PTT Global Chemical	2,494,900	4,842,949
Thai Oil	2,146,900	3,478,462
		19,817,585
Turkey--.8%
Turkiye Garanti Bankasi	179,660	704,011
Turkiye Halk Bankasi	750,360	5,502,293
Turkiye Sise ve Cam Fabrikalari	1	1
		6,206,305
United Arab Emirates--.4%
Emaar Properties	1,241,046	3,463,258
Total Common Stocks
(cost $703,012,946)		777,052,706

Preferred Stocks--2.0%
Brazil
Banco do Estado do Rio Grande do Sul, Cl. B	904,900	6,245,568
Gerdau	731,300	4,233,928
Itausa - Investimentos Itau	998,600	4,862,515
Metalurgica Gerdau	132,600	939,485
Randon Participacoes	113,400	367,784
Total Preferred Stocks
(cost $14,362,989)		16,649,280

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,100,000)	5,100,000 [b]	5,100,000

Total Investments (cost $722,475,935)	98.1%	798,801,986
Cash and Receivables (Net)	1.9%	15,099,317
Net Assets	100.0%	813,901,303

ADR - American Depository Receipts
ADS - American Depository Shares
ETF - Exchange-Traded Fund
GDR - Global Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At August 31, 2014, net unrealized appreciation on investments was $76,326,051 of which $117,581,209 related to appreciated investment securities and $41,255,158 related to depreciated investment securities. At August 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	29.4
Information Technology	12.1
Energy	11.7
Materials	11.4
Industrial	8.6
Consumer Discretionary	8.2
Telecommunications	5.7
Utilities	4.9
Consumer Staples	3.9
Health Care	.9
Exchange-Traded Funds	.7
Money Market Investment	.6
98.1

†	Based on net assets.

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	766,443,165	4,641,640	-	771,084,805
Equity Securities - Foreign Preferred Stocks+	16,649,280	-	-	16,649,280
Exchange-Traded Funds	5,967,901	-	-	5,967,901
Mutual Funds	5,100,000	-	-	5,100,000

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 23, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)